Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of Income Tax Provision

The income tax provision (benefit) for the years ended December 31, 2017, 2018 and 2019 is summarized below (in thousands):

	2017	2018	2019
Current:
Federal	$21,156	$9,069	$37,878
State	4,477	3,785	11,584
Total current	25,633	12,854	49,462
Deferred:
Change in federal tax rate due to the 2017 Act	11,375	—	—
Federal	(3,193)	(13,381)	(7,009)
State	(1,781)	(2,941)	133
Total deferred	6,401	(16,322)	(6,876)
Total provision (benefit) for income taxes	$32,034	$(3,468)	$42,586

Schedule of Tax Effects of Principal Temporary Differences Affecting Net Deferred Tax Assets (Liabilities)

The tax effects of the principal temporary differences that give rise to the Company’s net deferred tax asset (liability) are as follows as of December 31, 2018 and 2019 (in thousands):

	2018	2019
Deferred leasing costs	$1,673	$27,074
Allowance for doubtful accounts	7,943	8,884
Contract liabilities	6,107	8,139
Stock-based compensation	19,834	6,322
Capital loss carryforward	4,174	4,459
Other	3,650	1,955
Other facility-related costs	2,080	489
Intangible assets	(82,022)	(65,777)
Right-of-use lease assets	—	(21,673)
Property and equipment	(18,441)	(13,120)
Valuation allowance	(4,356)	(4,694)
Net deferred tax asset (liability)	$(59,358)	$(47,942)

Summary of Changes in Unrecognized Tax Benefits

The following table summarizes changes in unrecognized tax benefits, excluding interest and penalties, for the respective periods (in thousands):

	Year Ended December 31,
	2018	2019
Beginning unrecognized tax benefits	$—	$624
Additions for tax positions taken in the prior year	—	845
Additions from merger	687	—
Reductions for tax positions taken in prior years	(63)	(304)
Ending unrecognized tax benefits	$624	$1,165

Schedule of Reconciliation Between Statutory Tax Rate and Effective Tax Rate

A reconciliation between the Company’s statutory tax rate and the effective tax rate for the years ended December 31, 2017, 2018, and 2019 is as follows:

	2017	2018	2019
Statutory federal rate	35.0%	21.0%	21.0%
State income taxes, net of federal benefits	4.2	(1.4)	4.6
Adjustment to deferred tax assets as a result of the 2017 Act	21.8	—	—
Termination of deferred compensation arrangements	—	—	9.2
Transaction costs	5.2	(6.2)	—
Adjustments to contingent consideration	(5.0)	—	—
Excess tax benefit on share-based compensation	—	15.5	(2.6)
Impairment of intangible assets	—	(15.3)	—
Acceleration of deductions due to change in tax law	—	6.4	—
Other	(0.4)	(1.9)	2.2
Effective tax rate	60.8%	18.1%	34.4%